Debt - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended					12 Months Ended							1 Months Ended		12 Months Ended					12 Months Ended					12 Months Ended				6 Months Ended						12 Months Ended					6 Months Ended	12 Months Ended										12 Months Ended				12 Months Ended				12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended			12 Months Ended			12 Months Ended									6 Months Ended				1 Months Ended							1 Months Ended						1 Months Ended							12 Months Ended						6 Months Ended			1 Months Ended												6 Months Ended
	Jul. 29, 2012	Jan. 30, 2011		Jan. 31, 2010	Jan. 29, 2012		Jan. 29, 2012 Revolving Credit Facility	Jan. 30, 2011 Revolving Credit Facility	Apr. 21, 2011 Revolving Credit Facility	Jan. 29, 2012 LIBOR Revolving Credit Facility	Jan. 29, 2012 Prime Rate Revolving Credit Facility	Jan. 29, 2012 Lehman Brothers Maximum Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Jan. 29, 2012 Wood lands Commercial Bank	Apr. 21, 2011 Old Credit Facilities Wood lands Commercial Bank Revolving Credit Facility	Apr. 21, 2011 New Credit Facility Revolving Credit Facility	Jan. 29, 2012 Senior Secured Credit Facility Y	Jan. 30, 2011 Senior Secured Credit Facility	Jan. 31, 2010 Senior Secured Credit Facility	Jan. 29, 2012 Senior Secured Credit Facility Term Loan	Jan. 29, 2012 Senior Secured Credit Facility Revolving Credit Facility	Jan. 29, 2012 Term Loan due August 30, 2012	Jan. 30, 2011 Term Loan due August 30, 2012	Jan. 29, 2012 Term Loan due April 1, 2014	Jan. 30, 2011 Term Loan due April 1, 2014	Jan. 29, 2012 Non Extended Revolving Credit Facility Lehman Brothers Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Jan. 30, 2011 Other Income Expense Senior Secured Credit Facility	Jan. 29, 2012 Performance Targets Met Senior Secured Credit Facility	Jul. 29, 2012 ABL Facility		Jul. 29, 2012 8.125% Senior Secured First Priority Notes due 2019		Jul. 29, 2012 11% Senior Secured Second Priority Notes due 2020		Jul. 29, 2012 14.875% Senior Notes due 2020		Jan. 29, 2012 12.0% Senior Notes due September 1, 2014		Jan. 30, 2011 12.0% Senior Notes due September 1, 2014		Jan. 29, 2012 12.0% Senior Notes due September 1, 2014 Equity Sponsors	Jul. 29, 2012 13.5% Senior Subordinated Notes due 2015	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015		Jan. 30, 2011 13.5% Senior Subordinated Notes due 2015		Jan. 31, 2010 13.5% Senior Subordinated Notes due 2015	Aug. 30, 2007 13.5% Senior Subordinated Notes due 2015	Aug. 30, 2007 13.5% Senior Subordinated Notes due 2015 Pik Notes	Jan. 29, 2012 13.5% Senior Subordinated Notes due 2015 Equity Sponsors	Jul. 29, 2012 Senior Term Facility Maturing In 2017 Maximum Term Loans	Jul. 29, 2012 Senior Term Facility Maturing In 2017 Minimum Term Loans	Jan. 29, 2012 Extended Term Loans Senior Secured Credit Facility Term Loan	Jan. 29, 2012 Extended Term Loans Term Loan BasisPoint	Jan. 29, 2012 Extended Term Loans Term Loan LIBOR	Jan. 29, 2012 Extended Term Loans Term Loan Prime Rate	Jan. 30, 2011 Non Extended Term Loans Senior Secured Credit Facility	Jan. 29, 2012 Non Extended Term Loans Senior Secured Credit Facility Term Loan	Jan. 29, 2012 Non Extended Term Loans Term Loan LIBOR	Jan. 29, 2012 Non Extended Term Loans Term Loan Prime Rate	Jan. 29, 2012 Asset Based Lending Credit Agreement	Jan. 29, 2012 Asset Based Lending Credit Agreement ABL Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Qualifying Cash Balances	Jan. 29, 2012 Asset Based Lending Credit Agreement Senior Secured Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Extended Abl Revolving Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Non Extended Revolving Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Extended Term Loans LIBOR	Jan. 29, 2012 Asset Based Lending Credit Agreement Extended Term Loans Prime Rate	Jan. 29, 2012 Asset Based Lending Credit Agreement Extended Abl Credit Facility [Member] BasisPoint	Jan. 29, 2012 Asset Based Lending Credit Agreement Non Extended Abl Credit Facility	Jan. 29, 2012 Asset Based Lending Credit Agreement Non Extended Abl Credit Facility LIBOR	Jan. 29, 2012 Asset Based Lending Credit Agreement Non Extended Abl Credit Facility Prime Rate	Jan. 31, 2010 Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Jan. 29, 2012 Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Jan. 30, 2011 Abl Revolving Credit Facility Due August Thirty Two Thousand Twelve	Jan. 31, 2010 Abl Revolving Credit Facility April One Two Thousand Fourteen	Jan. 29, 2012 Abl Revolving Credit Facility April One Two Thousand Fourteen	Jan. 30, 2011 Abl Revolving Credit Facility April One Two Thousand Fourteen	Jan. 29, 2012 ABL Term Loan due April 1, 2014		Jan. 30, 2011 ABL Term Loan due April 1, 2014		Jan. 31, 2010 ABL Term Loan due April 1, 2014	Jan. 29, 2012 Abl Facility Maturing In Twenty Twelve	Jan. 30, 2011 Abl Facility Maturing In Twenty Twelve	Jan. 29, 2012 Abl Facility Maturing In Twenty Fourteen	Jan. 30, 2011 Abl Facility Maturing In Twenty Fourteen	Jul. 29, 2012 Refinancing of Debt	Jul. 29, 2012 Refinancing of Debt Old Senior Notes	Jul. 29, 2012 Refinancing of Debt ABL Facility	Jul. 29, 2012 Refinancing of Debt Existing Senior Secured Credit Facility	Apr. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Jul. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Apr. 12, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019	Jul. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Proceeds of equity offerings	Jul. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Maximum	Jul. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Maximum Proceeds of equity offerings	Jul. 29, 2012 Refinancing of Debt 8.125% Senior Secured First Priority Notes due 2019 Foreign Subsidiaries Maximum	Apr. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Jul. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Apr. 12, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020	Jul. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020 Proceeds of equity offerings	Jul. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020 Maximum	Jul. 29, 2012 Refinancing of Debt 11% Senior Secured Second Priority Notes due 2020 Maximum Proceeds of equity offerings	Apr. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Jul. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Apr. 12, 2012 Refinancing of Debt 14.875% Senior Notes due 2020	Jul. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Period 2	Jul. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Proceeds of equity offerings	Jul. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Maximum	Jul. 29, 2012 Refinancing of Debt 14.875% Senior Notes due 2020 Maximum Proceeds of equity offerings	Jan. 29, 2012 Refinancing of Debt 12.0% Senior Notes due September 1, 2014	Aug. 30, 2007 Refinancing of Debt 12.0% Senior Notes due September 1, 2014	Jul. 29, 2012 Refinancing of Debt 12.0% Senior Notes due September 1, 2014 Equity Sponsors	Jul. 29, 2012 Refinancing of Debt Priority Notes and Senior Notes Change of Control	Jul. 29, 2012 Refinancing of Debt Priority Notes and Senior Notes Sales of Assets	Jul. 29, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Priority Notes Registration Rights D	Jul. 29, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Senior Notes Registration Rights	Jul. 29, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Default Event Priority Notes Debt Ninety Days Outstanding	Jul. 29, 2012 Refinancing of Debt 13.5% Senior Subordinated Notes due 2015 Default Event Senior Notes Debt Forty Five Days Outstanding	Apr. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017	Jul. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017	Jul. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Term Loans	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 LIBOR	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 LIBOR Interest Rate Floor	Apr. 12, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Prime Rate	Jul. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Second year following closing Term Loans	Jul. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Third year following closing Term Loans	Jul. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Change of Control Payments Term Loans	Jul. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Foreign Subsidiaries Term Loans	Jan. 29, 2012 Refinancing of Debt Senior Term Facility Maturing In 2017 Foreign Subsidiaries Term Loans	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017	Apr. 12, 2012 Refinancing of Debt Abl Facility Maturing In 2017	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Letter of Credit	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 LIBOR	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Prime Rate	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Prime Rate Canadian Dollars Denominated	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Banker's Acceptance Rate Canadian Dollars Denominated	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Maximum	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Foreign Subsidiaries	Jul. 29, 2012 Refinancing of Debt Abl Facility Maturing In 2017 Qualifying cash balances	Jan. 29, 2012 Refinancing of Debt Asset Based Lending Credit Agreement	Jan. 29, 2012 Refinancing of Debt Asset Based Lending Credit Agreement Maximum	Jan. 29, 2012 Refinancing of Debt Asset Based Lending Credit Agreement Foreign Subsidiaries Term Loans
Debt Instrument [Line Items]
Note issued, amount outstanding	$ 5,775 [1]	$ 5,249	[2]		$ 5,462	[1],[2]													$ 928									$ 632	[1]	$ 950		$ 675		$ 728		$ 2,500	[2]	$ 2,500	[2]	$ 833	$ 1,819	$ 1,820	[2]	$ 1,597	[2]				$ 713			$ 874					$ 104																					$ 214	[2]	$ 214	[2]
Line of credit facility, maximum borrowing capacity							300								200					200					2,100																																			2,100	993	57																																																												1,000											1,500
Debt instrument maturity date							Aug. 30, 2013																							Apr. 15, 2019		Apr. 15, 2020		Oct. 12, 2020		Sep. 01, 2014		Sep. 01, 2014			Sep. 01, 2015	Sep. 01, 2015		Sep. 01, 2015								Apr. 01, 2014					Aug. 30, 2012																					Apr. 01, 2014		Apr. 01, 2014											Apr. 15, 2019							Apr. 15, 2020						Oct. 12, 2020							Sep. 01, 2014									Oct. 12, 2017												Apr. 12, 2017
Credit facility, extinguished																30																																								30																																	834	1,169
Increase in borrowing margins applicable to extended portion of the Abl																																																					0.0150															0.0175
Debt instrument, interest rate above basis rate										4.00%	3.00%																																											2.75%	1.75%			1.25%	0.25%							3.25%	2.25%			1.50%	0.50%																																																					6.00%	1.25%	5.00%									2.00%	1.00%	1.00%	2.00%
Line of credit facility, weighted average outstanding balance							0	125													73	149	860	869																																																59			57					214		214
Long-term debt outstanding, weighted average interest rate																					1.56%	1.54%	3.06%	3.11%
Line of credit quarterly repayment percentage																0.25%
Line of credit required percentage payment from excess cash flow in preceding fiscal year																50.00%											0.00%
Guarantee value																106
Term loan life																5
Amortization of Guarantee of Payment of Principal																13	14	21
Gains losses on extinguishment of debt	(220)	(2)		200																						2																																																													220
Revolving Credit Facility, unused commitment fee							0.50%																																																										0.25%			0.75%
Letter of Credit fee, per annum							4.00%																																																									3.25%					1.50%
Line of credit facility, weighted average interest rate								4.28%																																																																2.01%		1.76%	3.58%		3.51%			3.50%		3.60%
Letter of credit facility outstanding							0	0																																																																											9	11	57	60
Capital stock pledged as collateral																																																																																																	65.00%																																	65.00%	65.00%									65.00%				65.00%
Line of credit converted in to term loan																																																												214
Commitments under the ABL Credit Facility																																																																1,537	304
Line of credit decrease														100																																														45
Increase in unused capacity commitment fee applicable to extended portion of the Term Loan																																																																				0.0050
Line of credit credit facility outstanding									300																																																																0	12		0	77																																																									65
Letter of credit, borrowing capacity																																																												400
Excess availability amount that requires maintaining a fixed charge coverage ratio																																																																																																																																											150				210
Required fixed charge coverage ratio																																																																																																																																				1.0										1.0
Payment for Financing fee																																																															34
Deferred finance cost																																																															31
Line of credit facility committed borrowing capacity												95	100
Note issued, amount																																															1,300	1,300																																													950							675						757						2,500
Note issued, interest rate	13.50%																													8.13%	[3]	11.00%	[3]	14.88%	[3]	12.00%	[3]	12.00%			13.50% [3]	13.50%	[3]	13.50%			13.50%																															3.56%	[3]	3.53%													8.125%							11.00%						14.875%						12.00%
Note issued, interest payment frequency																																																																																											Semi-annually							Semi-annually						Semi-annually							March 1st and September 1st									quarterly
Interest payments, period																																									8	8				8																																																												11
Repurchase of debt instrument																																									1					252
Repurchase of accrued interest																																														15
Senior Subordinated Notes																																														62
Pre-tax gain for the extinguishment of debt																																														200
Note issued, due date																																															2015																																														2019							2020						2020
Line of credit, maturity date																																																																																																																										2017											2017
Debt issuance cost																																																																																							74
Payment of debt issuance cost	73	34																																																																																					73
Extinguishment of debt, premium payment to redeem notes																																																																																							150
Extinguishment of debt, write-off unamortized deferred debt costs																																																																																							46	24	22	42
Extinguishment of debt, write-off remaining unamortized other asset																																																																																							24
Note issued, interest payment commencing date																																																																																											Oct. 15, 2012							Oct. 15, 2012						Oct. 12, 2012																Sep. 30, 2012
Note redemption, date																																																																																															Apr. 15, 2015	Apr. 15, 2015						Apr. 15, 2016	Apr. 15, 2015				Apr. 12, 2017		Apr. 12, 2015	Apr. 15, 2015
Note redemption, price																																																																																												100.00%		108.125%					100.00%		111.00%				100.00%			114.875%
Note redeem, note redeemable percentage of aggregate principal amount																																																																																														35.00%							35.00%							35.00%
Note redeem, note remain outstanding immediately after each redemption																																																																																														50.00%							50.00%							50.00%
Note issued, issue discount																																		29																																																																								30																30
Number of interest payment, interest paid in kind end date																																																																																																										2017-10
Long term debt, excluding current installments	5,765	5,239			5,380																																																																																																												484
Notes repurchase price																																																																																																																		101.00%	100.00%
Aggregate principal amount of Senior Subordinated Notes outstanding as of the 90 days prior to scheduled maturity of senior subordinated notes to make debt mature before scheduled maturity date																																																																																																																						450.0	450.0		450.0											450.0
Registration rights agreements, exchange date																																																																																																																				270 days	90 days
Registration rights agreements, additional interest payment																																																																																																																				0.50%
Registration rights agreements, exchange offer date																																																																																																																				360
Registration rights, note repaid or refinanced																																																																																																																					75.00%
Registration rights, date																																																																																																																					Oct. 12, 2013
Line of credit facility, additional credit facility																																																																																																																								250												1,900
Loan amortization, percentage of original aggregate principal amount																																																																																																																								0.25%
Term loan facility, prepaid price																																																																																																																															102.00%	101.00%	101.00%
Mandatory principal prepayments from net proceeds from asset sales and insurance recovery, percentage																																																																																																																											100.00%
Mandatory principal prepayments, excess cash flow, percentage																																																		50.00%	0.00%
Line of credit facility, available for borrowing																																																																																																																																				$ 539									$ 17
Percentage of aggregate commitment that requires maintaining a fixed charge coverage ratio																																																																																																																																											10.00%
Repurchase discount on notes																																									3.00%

[1]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities and Other liabilities in the accompanying Consolidated Balance Sheets.
[2]	These amounts do not include accrued interest; accrued interest is classified as Other current liabilities in the accompanying Consolidated Balance Sheets.
[3]	Represents the stated rate of interest, without including the effect of discounts.